Changes in accounting policies (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of changes in accounting policies [abstract]
Initial application of IFRS 9, Equinor's financial instrument assets
	Measurement Category		Carrying Amount
	Original	New	Original	New	Difference
(in USD million)	(IAS 39)	(IFRS 9)	(IAS 39)	(IFRS 9)
Assets at 1 January 2018
Non-current derivative financial instruments	Held for trading	Fair value through profit or loss	1,603	1,603	-
Non-current financial investments	Loans and receivables	Amortised cost	47	47	-
	Available for sale	Fair value through profit or loss	397	397	-
	Fair value option	Fair value through profit or loss	2,397	2,397	-
Prepayments and other financial receivables	Loans and receivables	Amortised cost	723	723	-
	Non-financial assets	Non-financial assets	188	188	-
Trade and other receivables	Loans and receivables	Amortised cost	8,560	8,571	11
	Non-financial assets	Non-financial assets	865	865	-
Current derivative financial instruments	Held for trading	Fair value through profit or loss	159	159	-
Current financial investments	Loans and receivables	Amortised cost	4,085	4,085	-
	Held for trading	Amortised cost	3,649	3,639	(10)
	Fair value option	Fair value through profit or loss	714	714	-
Cash and cash equivalents	Loans and receivables	Amortised cost	2,917	2,917	-
	Held for trading	Fair value through profit or loss	381	381	-
	Held for trading	Amortised cost	1,092	1,091	(1)
Total			27,778	27,778	-

Change in cashflow presentation, restatement of comparative periods
CONSOLIDATED STATEMENT OF CASH FLOWS

		2017	2017	2017
(in USD million)	Note	as reported	changes in presentation	as restated

Income/(loss) before tax		13,420		13,420

Depreciation, amortisation and net impairment losses	10	8,644		8,644
Exploration expenditures written off	11	(8)		(8)
(Gains) losses on foreign currency transactions and balances		(453)	326	(127)
(Gains) losses on sales of assets and businesses	4	395		395
(Increase) decrease in other items related to operating activities		(391)	(493)	(884)
(Increase) decrease in net derivative financial instruments	26	(596)	615	19
Interest received		282	(134)	148
Interest paid		(622)		(622)

Cash flows provided by operating activities before taxes paid and working capital items		20,671	314	20,985

Taxes paid		(5,766)		(5,766)

(Increase) decrease in working capital		(542)	125	(417)

Cash flows provided by operating activities		14,363	439	14,802

Cash used in business combinations	4	0		0
Capital expenditures and investments		(10,755)		(10,755)
(Increase) decrease in financial investments		592		592
(Increase) decrease in derivative financial instruments			(439)	(439)
(Increase) decrease in other items interest bearing		79		79
Proceeds from sale of assets and businesses	4	406		406

Cash flows used in investing activities		(9,678)	(439)	(10,117)

New finance debt	18	0		0
Repayment of finance debt		(4,775)		(4,775)
Dividend paid	17	(1,491)		(1,491)
Net current finance debt and other		444		444

Cash flows provided by (used in) financing activities	18	(5,822)		(5,822)

Net increase (decrease) in cash and cash equivalents		(1,137)		(1,137)

Effect of exchange rate changes on cash and cash equivalents		436		436
Cash and cash equivalents at the beginning of the period (net of overdraft)	16	5,090		5,090

Cash and cash equivalents at the end of the period (net of overdraft)	16	4,390		4,390

CONSOLIDATED STATEMENT OF CASH FLOWS

		2016	2016	2016
(in USD million)	Note	as reported	changes in presentation	as restated

Income/(loss) before tax		(178)		(178)

Depreciation, amortisation and net impairment losses	10	11,550		11,550
Exploration expenditures written off	11	1,800		1,800
(Gains) losses on foreign currency transactions and balances		(137)	257	120
(Gains) losses on sales of assets and businesses	4	(110)		(110)
(Increase) decrease in other items related to operating activities		1,076	(199)	877
(Increase) decrease in net derivative financial instruments	26	1,307	(109)	1,198
Interest received		280	(146)	134
Interest paid		(548)		(548)

Cash flows provided by operating activities before taxes paid and working capital items		15,040	(197)	14,843

Taxes paid		(4,386)		(4,386)

(Increase) decrease in working capital		(1,620)	(19)	(1,639)

Cash flows provided by operating activities		9,034	(216)	8,818

Capital expenditures and investments		(12,191)		(12,191)
(Increase) decrease in financial investments		877		877
(Increase) decrease in derivative financial instruments			216	216
(Increase) decrease in other items interest bearing		107		107
Proceeds from sale of assets and businesses	4	761		761

Cash flows used in investing activities		(10,446)	216	(10,230)

New finance debt	18	1,322		1,322
Repayment of finance debt		(1,072)		(1,072)
Dividend paid	17	(1,876)		(1,876)
Net current finance debt and other		(333)		(333)

Cash flows provided by (used in) financing activities	18	(1,959)		(1,959)

Net increase (decrease) in cash and cash equivalents		(3,371)		(3,371)

Effect of exchange rate changes on cash and cash equivalents		(152)		(152)
Cash and cash equivalents at the beginning of the period (net of overdraft)	16	8,613		8,613

Cash and cash equivalents at the end of the period (net of overdraft)	16	5,090		5,090